Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,038,358.00
Previously Paid Amount	0.00
Total Fee Amount	6,219.80
Total Offset Amount	0.00
Net Fee	$ 6,219.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false